Fees Summary	Jan. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 848,000
Previously Paid Amount	0.00
Total Fee Amount	129.83
Total Offset Amount	0.00
Net Fee	129.83
Narrative - Max Aggregate Offering Price	$ 848,000
Final Prospectus	true